NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	12 Months Ended
Dec. 31, 2022
NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
23.	NET (LOSS) INCOME PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table sets forth the computation of basic and diluted (loss) income per share of Class A Common Stock (amounts in thousands, except share and per share amounts):

	Year end December 31,
	2022	2021	2020
NET (LOSS) INCOME	$(77,643)	117,397	(37,375)
Less:
Net (loss) income attributable to noncontrolling interest	(89)	329	(182)
Premium on early redemption of Redeemable Preferred Stock	26,678	—	—
Redeemable Preferred Stock dividend	43,218	71,393	64,120
NET (LOSS) INCOME ATTRIBUTABLE TO GETTY IMAGES HOLDINGS, INC. - Basic	$(147,450)	$45,675	$(101,313)

Weighted-average Class A Common Stock outstanding:
Basic	276,942,660	196,084,650	196,082,503
Effect of dilutive securities	—	5,422,705	—
Diluted	276,942,660	201,507,355	196,082,503
Net (loss) income per share of Class A Common Stock attributable to Getty Images Holdings, Inc. common stockholders:
Basic	$(0.53)	$0.23	$(0.52)
Diluted	$(0.53)	$0.23	$(0.52)

The following are excluded from the computation of diluted net income per share of Class A Common Stock as their effect would have been anti-dilutive:

	December 31,
	2022	2021	2020
Common stock options	29,934,987	13,826,565	34,484,353
Restricted stock units	4,367,413	—	—
	34,302,400	13,826,565	34,484,353